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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment No.: ________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:


/s/ Donald W. Hughes,                   Baltimore, Maryland,   November 13, 2008
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            38

Form 13F Information Table Value Total:      $141,718
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1               Column 2      Column 3 Column 4       Column 5       Column 6  Column 7        Column 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                                                                            Voting Authority
                                                          Value    Shrs or  Sh/ Put/ Investment   Other  ---------------------
       Name of Issuer         Title of Class    CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers Sole   Shared   Other
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- -----
PHC INC MASS                 CL A             693315103  $ 6,323  2,656,788 SH       DEFINED    N/A            2,656,788
TIER TECHNOLOGIES INC        CL B             88650Q100  $ 5,978    812,181 SH       DEFINED    N/A              812,181
RAMTRON INTL CORP            COM NEW          751907304  $ 3,427  1,246,029 SH       DEFINED    N/A            1,246,029
AMERICAN PHYSICIANS SVC GROU COM              028882108  $ 3,979    187,866 SH       DEFINED    N/A              187,866
ARABIAN AMERN DEV CO         COM              038465100  $ 2,397    532,767 SH       DEFINED    N/A              532,767
TNS INC                      COM              872960109  $ 2,326    120,082 SH       DEFINED    N/A              120,082
NET 1 UEPS TECHNOLOGIES INC  COM NEW          64107N206  $ 3,584    160,500 SH       DEFINED    N/A              160,500
CENTRAL SECS CORP            COM              155123102  $ 2,136     95,900 SH       DEFINED    N/A               95,900
GRANAHAN MCCOURT ACQ CORP    COM              385034103  $ 1,050    128,000 SH       DEFINED    N/A              128,000
NTR ACQUISTION CO            COM              629415100  $   490     50,779 SH       DEFINED    N/A               50,779
HILLTOP HOLDINGS INC         COM              432748101  $ 2,706    262,177 SH       DEFINED    N/A              262,177
WESTMORELAND COAL CO         COM              960878106  $ 1,164     73,667 SH       DEFINED    N/A               73,667
INDUSTRIAL SVCS AMER INC FLA COM              456314103  $ 1,613    157,353 SH       DEFINED    N/A              157,353
PANHANDLE OIL AND GAS INC    CL A             698477106  $ 1,015     35,450 SH       DEFINED    N/A               35,450
WALTER INDS INC              COM              93317Q105  $   427      9,000 SH       DEFINED    N/A                9,000
APOGEE ENTERPRISES INC       COM              037598109  $   212     14,100 SH       DEFINED    N/A               14,100
APOLLO GROUP INC             CL A             037604105  $   670     11,300 SH       DEFINED    N/A               11,300
ARROW FINL CORP              COM              042744102  $   681     23,162 SH       DEFINED    N/A               23,162
COMMUNITY BK SYS INC         COM              203607106  $   888     35,310 SH       DEFINED    N/A               35,310
GLOBAL SHIP LEASE INC NEW    SHS A            Y27183105  $ 1,625    255,054 SH       DEFINED    N/A              255,054
GLOBAL SHIP LEASE INC NEW    *W EXP 08/24/201 Y27183113  $   288    399,525 SH       DEFINED    N/A              399,525
HOME FED BANCORP INC MD      COM              43710G105  $   632     49,581 SH       DEFINED    N/A               49,581
ISHARES TR                   RUSSELL 2000     464287655  $ 1,292     19,000 SH       DEFINED    N/A               19,000
LA BARGE INC                 COM              502470107  $   575     38,209 SH       DEFINED    N/A               38,209
LANDEC CORP                  COM              514766104  $   550     67,200 SH       DEFINED    N/A               67,200
NIGHTHAWK RADIOLOGY HLDGS IN COM              65411N105  $   505     70,000 SH       DEFINED    N/A               70,000
OLD SECOND BANCORP INC ILL   COM              680277100  $   591     31,913 SH       DEFINED    N/A               31,913
OM GROUP INC                 COM              670872100  $   428     19,000 SH       DEFINED    N/A               19,000
PROSHARES TR                 ULTRA TECH PRO   74347R693  $   638     15,000 SH       DEFINED    N/A               15,000
TEAM INC                     COM              878155100  $   662     18,319 SH       DEFINED    N/A               18,319
TRANSCEND SERVICES INC       COM NEW          893929208  $   261     24,877 SH       DEFINED    N/A               24,877
WHITE MTNS INS GROUP LTD     COM              G9618E107  $   752      1,600 SH       DEFINED    N/A                1,600

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
          Column 1               Column 2      Column 3 Column 4       Column 5       Column 6  Column 7        Column 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                                                                            Voting Authority
                                                          Value    Shrs or  Sh/ Put/ Investment   Other  ---------------------
       Name of Issuer         Title of Class    CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers Sole   Shared   Other
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- -----
NOBEL LEARNING CMNTYS INC    COM              654889104  $27,677  1,768,213 SH       DEFINED    N/A            1,768,213
ATRICURE INC                 COM              04963C209  $10,175  1,026,721 SH       DEFINED    N/A            1,026,721
MASIMO CORP                  COM              574795100  $20,961    563,470 SH       DEFINED    N/A              563,470
AMERICAN PUBLIC EDUCATION IN COM              02913V103  $15,258    316,025 SH       DEFINED    N/A              316,025
CIBT EDUCATION GROUP INC     COM              17163Y102  $12,529 10,894,558 SH       DEFINED    N/A           10,894,558
PET DRX CORPORATION          COM              715813101  $ 5,253  2,028,039 SH       DEFINED    N/A            2,028,039